UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2005 and Year Ended December 31, 2004

Maxim Index 600 Portfolio

MAXIM SERIES FUND, INC.


MAXIM INDEX 600 PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
UNAUDITED

------------------------------------------------------------------------------ -------- ---------------
ASSETS:
     Investments in securities, market value  (1)                                    $     200,488,572
     Cash                                                                                      468,981
     Collateral for securities loaned                                                       41,717,749
     Dividends receivable                                                                      130,766
     Subscriptions receivable                                                                  794,348
     Receivable for investments sold                                                            29,401
                                                                                        ---------------

       Total assets                                                                        243,629,817
                                                                                        ---------------

LIABILITIES:
     Due to investment adviser                                                                  97,233
     Redemptions payable                                                                       147,766
     Payable for investments purchased                                                         446,274
     Payable upon return of securities loaned                                               41,717,749
     Variation margin on futures contracts                                                      12,075
                                                                                        ---------------

       Total liabilities                                                                    42,421,097
                                                                                        ---------------

NET ASSETS                                                                           $     201,208,720
                                                                                        ===============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                   $       1,959,801
     Additional paid-in capital                                                            157,398,222
     Net unrealized appreciation on investments and futures contracts                       35,512,187
     Undistributed net investment income                                                        32,769
     Accumulated net realized gain on investments and futures contracts                      6,305,741
                                                                                        ---------------

NET ASSETS                                                                           $     201,208,720
                                                                                        ===============

NET ASSET VALUE PER OUTSTANDING SHARE                                                $           10.27
                                                                                        ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                            100,000,000
     Outstanding                                                                            19,598,008

(1)  Cost of investments in securities:                                              $     165,139,116

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
UNAUDITED

------------------------------------------------------------------------------- ----- --------------
INVESTMENT INCOME:
     Interest                                                                      $         77,743
     Income from securities lending                                                          41,623
     Dividends                                                                            1,002,468
                                                                                      --------------

       Total income                                                                       1,121,834
                                                                                      --------------

EXPENSES:
     Management fees                                                                        561,871
                                                                                      --------------

NET INVESTMENT INCOME                                                                       559,963
                                                                                      --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                     5,840,624
     Net realized gain on futures contracts                                                 149,375
     Change in net unrealized appreciation on investments                               (3,954,345)
     Change in net unrealized appreciation on futures contracts                              87,781
                                                                                      --------------

     Net realized and unrealized gain on investments and futures contracts                2,123,435
                                                                                      --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $      2,683,398
                                                                                      ==============

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2005 AND YEAR ENDED DECEMBER 31, 2004

------------------------------------------------------------------------------------------ --- --------------
                                                                                2005               2004
                                                                            --------------     --------------
                                                                              UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                               $        559,963   $        574,160
     Net realized gain on investments                                           5,840,624          5,388,513
     Net realized gain on futures contracts                                       149,375            391,557
     Change in net unrealized appreciation on investments                     (3,954,345)         23,212,194
     Change in net unrealized appreciation on futures contracts                    87,781             39,700
                                                                            --------------     --------------

     Net increase in net assets resulting from operations                       2,683,398         29,606,124
                                                                            --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                 (527,194)          (555,316)
     From net realized gains                                                                     (4,858,015)
                                                                            --------------     --------------

     Total distributions                                                        (527,194)        (5,413,331)
                                                                            --------------     --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                         68,653,652        106,675,149
     Reinvestment of distributions                                                527,194          5,413,331
     Amount from shares issued in connection with fund acquisition                                 3,221,132
     Redemptions of shares                                                   (57,022,722)       (83,477,599)
                                                                            --------------     --------------

     Net increase in net assets resulting from share transactions              12,158,124         31,832,013
                                                                            --------------     --------------

     Total increase in net assets                                              14,314,328         56,024,806

NET ASSETS:
     Beginning of period                                                      186,894,392        130,869,586
                                                                            --------------     --------------

     End of period  (1)                                                  $    201,208,720   $    186,894,392
                                                                            ==============     ==============

OTHER INFORMATION:

SHARES:
     Sold                                                                       6,898,131         11,580,119
     Issued in reinvestment of distributions                                       52,353            577,343
     Shares issued in connection with fund acquisition                                               352,421
     Redeemed                                                                 (5,766,492)        (9,260,787)
                                                                            --------------     --------------

     Net increase                                                               1,183,992          3,249,096
                                                                            ==============     ==============

(1) Including undistributed net investment income                        $         32,769   $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------ --- --------------- -- ------------ -- ----------- -- ---------- -- ----------- ---------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                 Six Months
                                                   Ended                                 Year Ended December 31,
                                                                  ------------------------------------------------------------------
                                               June 30, 2005         2004            2003          2002           2001       2000
                                               ---------------    ------------    -----------    ----------    -----------   -------
                                                 UNAUDITED

Net Asset Value, Beginning of Period        $           10.15  $         8.63  $        6.26  $       7.45  $        7.68  $    8.00

Income from Investment Operations

Net investment income                                    0.03            0.03           0.01          0.01           0.01       0.03
Net realized and unrealized gain (loss)                  0.12            1.81           2.37        (1.19)           0.33       0.74
                                               ---------------    ------------    -----------    ----------    -----------   -------

Total Income (Loss) From
      Investment Operations                              0.15            1.84           2.38        (1.18)           0.34       0.77
                                               ---------------    ------------    -----------    ----------    -----------   -------

Less Distributions

From net investment income                             (0.03)          (0.03)         (0.01)        (0.01)         (0.01)     (0.03)
From net realized gains +                                              (0.29)                       (0.00)         (0.56)     (1.06)
                                               ---------------    ------------    -----------    ----------    -----------   -------

Total Distributions                                    (0.03)          (0.32)         (0.01)        (0.01)         (0.57)     (1.09)
                                               ---------------    ------------    -----------    ----------    -----------   -------

Net Asset Value, End of Period              $           10.27  $        10.15  $        8.63  $       6.26  $        7.45  $    7.68
                                               ===============    ============    ===========    ==========    ===========   =======


Total Return                                            1.45%  o       21.78%         38.11%      (15.23%)          5.82%     10.25%

Net Assets, End of Period ($000)            $         201,209  $      186,894  $     130,870  $     28,483  $      32,022  $  28,279

Ratio of Expenses to Average Net Assets                 0.60%  *        0.60%          0.60%         0.60%          0.60%      0.60%

Ratio of Net Investment Income to
      Average Net Assets                                0.60%  *        0.39%          0.31%         0.22%          0.20%      0.36%

Portfolio Turnover Rate                                11.81%  o       20.85%         88.78%        18.06%         33.31%     85.61%


      The distribution from net realized gains in 2002 was less than $0.01 per
 +    share.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *    Annualized


See notes to financial statements.

Maxim Series Fund, Inc.

Maxim Index 600 Portfolio
Schedule of Investments
June 30, 2005
Unaudited

BONDS

Par Value ($)
Value ($)
--------------------------------------------------------------------------------

TRANSPORTATION --- .00%
      1,797 TIMCO Aviation Services Inc @                                      0
            Convertible
            8.000% January 2, 2007
                                                                              $0

TOTAL BONDS --- .00%                                                         $00
(Cost $0)

COMMON STOCK

Shares
Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.48%
     12,029 AAR Corp*                                                    188,976
      4,200 Applied Signal Technology Inc                                 79,968
     12,805 Armor Holdings Inc*                                          507,206
      9,050 Ceradyne Inc ^^*                                             217,834
      7,816 Cubic Corp ^^                                                138,656
      8,084 Curtiss-Wright Corp                                          436,132
     10,362 DRS Technologies Inc                                         531,363
      6,525 EDO Corp                                                     195,163
     15,494 Engineered Support Systems Inc                               555,150
      9,316 Esterline Technologies Corp*                                 373,385
     19,018 GenCorp Inc ^^*                                              366,287
      8,395 Kaman Corp Class A                                           151,446
      7,790 Mercury Computer Systems Inc ^^*                             213,212
     13,575 Moog Inc*                                                    427,477
     12,398 Teledyne Technologies Inc*                                   403,927
      5,871 Triumph Group Inc*                                           204,076
                                                                      $4,990,258

AGRICULTURE --- .49%
     27,908 Corn Products International Inc                              663,094
     13,367 Delta & Pine Land Co                                         334,977
                                                                        $998,071

AIR FREIGHT --- .34%
     17,400 EGL Inc*                                                     353,568
     12,021 Forward Air Corp                                             339,834
                                                                        $693,402

AIRLINES --- .29%
     13,285 Frontier Airlines Inc ^^*                                    137,234
     11,077 Mesa Air Group Inc ^^*                                        74,327
     21,427 SkyWest Inc ^^                                               389,543
                                                                        $601,104

AUTO PARTS & EQUIPMENT --- .21%
      5,543 Midas Inc*                                                   127,489
      5,522 Standard Motor Products Inc                                   72,890
      9,100 Superior Industries International Inc ^^                     215,670
                                                                        $416,049

AUTOMOBILES --- .42%
      5,564 Coachmen Industries Inc                                       69,717
     20,575 Fleetwood Enterprises Inc ^^*                                208,836
     10,910 Monaco Coach Corp                                            187,543
     11,258 Winnebago Industries Inc ^^                                  368,700
                                                                        $834,796

BANKS --- 5.39%
     26,018 Amegy Bancorp Inc                                            582,283
     10,382 Boston Private Financial Holdings Inc ^^                     261,626
     11,300 Central Pacific Financial Corp                               402,280
     17,211 Chittenden Corp                                              468,139
     11,300 Community Bank System Inc                                    275,607
     19,516 East West Bancorp Inc                                        655,542
     14,264 First BanCorp                                                572,700
     17,020 First Midwest Bancorp Inc                                    598,593
      9,003 First Republic Bank                                          318,076
     14,470 Gold Banc Corp Inc                                           210,539
     16,630 Hudson United Bancorp                                        600,343
      8,593 Irwin Financial Corp                                         190,679
      8,600 Nara Bancorp Inc                                             126,248
      7,000 PrivateBancorp Inc ^^                                        247,660
     12,266 Provident Bankshares Corp                                    391,408
     25,960 Republic Bancorp Inc                                         388,881
     27,629 South Finanical Group Inc                                    785,216
     16,711 Sterling Bancshares Inc                                      260,023
     17,330 Susquehanna Bancshares Inc ^^                                426,145
     27,873 TrustCo Bank Corp NY ^^                                      364,021
     33,968 UCBH Holdings Inc                                            551,640
     16,510 Umpqua Holdings Corp ^^                                      388,645
     14,449 United Bankshares Inc                                        514,529
     23,361 Whitney Holding Corp                                         762,269
      8,767 Wintrust Financial Corp                                      458,952
                                                                     $10,802,044

BIOTECHNOLOGY --- .26%
     11,544 ArQule Inc*                                                   74,805
     11,043 Enzo Biochem Inc                                             198,001
     17,859 Regeneron Pharmaceuticals Inc*                               149,837
     22,573 Savient Pharmaceuticals Inc*                                  99,547
                                                                        $522,190

BUILDING MATERIALS --- .88%
     10,155 Apogee Enterprises Inc                                       156,082
      7,115 ElkCorp                                                      203,133
     20,877 Lennox International Inc                                     441,966
     15,710 Simpson Manufacturing Co Inc ^^                              479,941
      8,440 Texas Industries Inc                                         474,581
                                                                      $1,755,703

CHEMICALS --- 1.54%
     11,296 A Schulman Inc                                               202,085
      8,758 Arch Chemicals Inc                                           218,600
      9,789 Cambrex Corp                                                 186,480
     12,695 Georgia Gulf Corp                                            394,180
     10,702 HB Fuller Co                                                 364,510
     15,400 Headwaters Inc*                                              529,452
     10,271 MacDermid Inc                                                320,044
      4,911 Material Sciences Corp*                                       71,504
     10,553 OM Group Inc*                                                260,554
     15,108 Omnova Solutions Inc*                                         70,403
      3,206 Penford Corp                                                  51,296
     34,085 PolyOne Corp*                                                225,643
      3,540 Quaker Chemical Corp                                          61,773
     11,955 Wellman Inc ^^                                               121,821
                                                                      $3,078,345

COMMUNICATIONS - EQUIPMENT --- 1.07%
      7,752 Audiovox Corp Class A ^^*                                    120,156
      4,271 Bel Fuse Inc Class B ^^                                      130,522
     17,464 Belden CDT Inc                                               370,237
      6,403 Black Box Corp                                               226,666
      4,706 Brooktrout Inc*                                               52,519
     17,644 C-Cor Inc*                                                   120,861
      8,297 Digi International Inc*                                       98,402
     11,800 Ditech Communications Corp ^^*                                76,582
     27,136 Harmonic Inc*                                                131,067
      8,879 Inter-Tel Inc ^^                                             165,238
      8,200 NETGEAR Inc ^^*                                              152,520
      9,135 Network Equipment Technologies Inc ^^*                        47,137
      7,289 PC-Tel Inc*                                                   57,073
     17,105 SymmetriCom Inc ^^*                                          177,379
      4,810 Tollgrade Communications Inc*                                 36,075
      8,996 ViaSat Inc ^^*                                               182,889
                                                                      $2,145,323

COMPUTER HARDWARE & SYSTEMS --- 0.81%
     41,692 Adaptec Inc*                                                 161,765
     13,100 Avid Technology Inc ^^*                                      697,968
      9,347 Hutchinson Technology Inc ^^*                                359,953
     26,281 Pinnacle Systems Inc*                                        144,546
      5,755 SBS Technologies Inc*                                         53,406
      9,500 Synaptics Inc ^^*                                            202,920
                                                                      $1,620,558

COMPUTER SOFTWARE & SERVICES --- 5.00%
     11,750 ANSYS Inc*                                                   417,243
      8,700 Altiris Inc ^^*                                              127,716
     11,139 CACI International Inc Class A*                              703,539
     21,757 CIBER Inc*                                                   173,621
     10,877 Captaris Inc*                                                 45,031
      4,115 Catapult Communications Corp*                                 70,202
     12,900 Digital Insight Corp*                                        308,568
      5,750 EPIQ Systems Inc ^^*                                          94,070
     14,466 FactSet Research Systems Inc ^^                              518,461
     15,238 FileNET Corp*                                                383,083
     14,998 Hyperion Solutions Corp*                                     603,520
     15,900 Internet Security Systems Inc ^^*                            322,611
     10,726 JDA Software Group Inc*                                      122,062
     11,872 Kronos Inc ^^*                                               479,510
      7,389 MAXIMUS Inc                                                  260,758
     14,090 MICROS Systems Inc*                                          630,528
     10,400 MIVA Inc*                                                     48,256
      8,494 MRO Software Inc*                                            124,097
      9,330 ManTech International Corp ^^*                               289,603
     10,845 Manhattan Associates Inc ^^*                                 208,332
      7,570 MapInfo Corp*                                                 79,561
     11,422 NYFIX Inc ^^*                                                 67,504
     16,211 Napster Inc ^^*                                               68,086
      9,146 Phoenix Technologies Ltd*                                     71,156
     13,796 Progress Software Corp*                                      415,949
      8,937 Radiant Systems Inc*                                         101,882
     12,571 SERENA Software Inc*                                         242,620
      6,221 SPSS Inc*                                                    119,505
      6,000 SS&C Technologies Inc                                        190,080
      8,300 Sonic Solutions ^^*                                          154,380
      7,756 TALX Corp                                                    224,226
     15,144 THQ Inc ^^*                                                  443,265
     26,472 Take-Two Interactive Software Inc ^^*                        673,712
     13,919 Verity Inc*                                                  122,070
     14,590 WebEx Communications Inc ^^*                                 385,322
      8,908 Websense Inc*                                                428,029
     10,955 Zix Corp ^^*                                                  34,289
      8,130 j2 Global Communications Inc ^^*                             279,997
                                                                     $10,032,444

CONGLOMERATES --- .16%
      4,270 Standex International Corp                                   121,311
     12,326 Tredegar Corp                                                192,286
                                                                        $313,597

CONTAINERS --- .41%
     13,231 AptarGroup Inc                                               672,135
     12,231 Myers Industries Inc                                         152,888
                                                                        $825,023

COSMETICS & PERSONAL CARE --- .34%
     22,712 NBTY Inc*                                                    589,149
      4,900 Nature's Sunshine Products Inc                                85,456
                                                                        $674,605

DISTRIBUTORS --- 1.84%
     10,196 Applied Industrial Technologies Inc                          329,229
     24,698 Hughes Supply Inc                                            694,014
      2,556 Lawson Products Inc                                           99,224
      4,707 Nash Finch Co ^^                                             172,935
     14,748 Owens & Minor Inc                                            477,098
     17,400 Performance Food Group Co*                                   525,654
     13,495 Priority Healthcare Corp*                                    342,233
     14,438 United Natural Foods Inc*                                    438,482
      9,510 Watsco Inc                                                   405,126
      8,500 World Fuel Services Corp ^^                                  198,985
                                                                      $3,682,980

ELECTRIC COMPANIES --- 1.20%
     11,100 ALLETE Inc ^^                                                553,890
      5,899 CH Energy Group Inc ^^                                       286,868
      4,488 Central Vermont Public Service Corp                           83,028
     18,524 Cleco Corp                                                   399,563
     17,691 El Paso Electric Co*                                         361,781
      1,873 Green Mountain Power Corp                                     55,890
      5,121 UIL Holdings Corp                                            275,561
     12,877 UniSource Energy Corp ^^                                     395,968
                                                                      $2,412,549

ELECTRONIC INSTRUMENT & EQUIP --- 5.58%
      9,174 AO Smith Corp                                                245,038
     16,360 Acuity Brands Inc                                            420,288
     27,650 Aeroflex Inc*                                                232,260
     10,654 Agilysys Inc                                                 167,268
     12,945 Anixter International Inc*                                   481,166
     14,646 Artesyn Technologies Inc*                                    127,420
      4,942 BEI Technologies Inc                                         131,853
     11,330 Baldor Electric Co                                           275,546
     10,701 Bell Microproducts Inc ^^*                                   100,589
     15,427 Benchmark Electronics Inc*                                   469,289
      9,357 C&D Technologies Inc                                          85,991
     13,612 CTS Corp                                                     167,291
     14,009 Checkpoint Systems Inc*                                      247,959
     16,287 Cognex Corp                                                  426,557
     11,402 Coherent Inc*                                                410,586
      6,400 Daktronics Inc                                               128,064
      7,165 Dionex Corp*                                                 312,466
     10,578 Electro Scientific Industries Inc ^^*                        189,135
     25,744 Flir Systems Inc ^^*                                         768,201
      7,823 Gerber Scientific Inc*                                        54,448
      8,662 Global Imaging Systems Inc*                                  275,971
      8,671 Itron Inc ^^*                                                387,420
      5,567 Keithley Instruments Inc                                      85,787
      8,300 Littelfuse Inc*                                              231,155
      7,300 MTS Systems Corp                                             245,134
     10,527 MagneTek Inc*                                                 27,054
     13,492 Methode Electronics Inc Class A ^^                           160,150
      7,028 Park Electrochemical Corp                                    177,106
     14,278 Paxar Corp*                                                  253,435
      6,231 Photon Dynamics Inc ^^*                                      128,421
      5,418 Planar Systems Inc ^^*                                        39,822
      7,313 RadiSys Corp*                                                118,105
     10,756 Regal-Beloit Corp                                            313,645
      6,141 Rogers Corp ^^*                                              249,018
     15,874 Roper Industries Inc (1) ^^                                1,132,927
      4,700 ScanSource Inc ^^*                                           201,818
     14,942 Technitrol Inc                                               211,130
     19,590 Trimble Navigation Ltd*                                      763,422
     10,363 Veeco Instruments Inc ^^*                                    168,710
     11,337 Vicor Corp                                                   154,183
      3,955 Woodward Governor Co                                         332,339
      7,263 X-Rite Inc                                                    83,597
                                                                     $11,181,764

ELECTRONICS - SEMICONDUCTOR --- 2.64%
     13,814 ATMI Inc*                                                    400,744
      9,304 Actel Corp*                                                  129,326
     10,021 Advanced Energy Industries Inc*                               78,765
     37,205 Axcelis Technologies Inc*                                    255,226
     16,758 Brooks Automation Inc*                                       248,856
      7,999 Cohu Inc ^^                                                  163,980
     13,485 Cymer Inc*                                                   355,330
     10,505 DSP Group Inc*                                               250,754
     13,058 ESS Technology Inc*                                           54,974
     15,836 Exar Corp*                                                   235,798
     10,803 FEI Co ^^*                                                   246,416
      9,689 Helix Technology Corp                                        128,670
     26,048 Kopin Corp*                                                  132,845
     19,198 Kulicke & Soffa Industries Inc ^^*                           151,856
     22,858 Microsemi Corp*                                              429,730
      9,713 Pericom Semiconductor Corp*                                   79,064
     12,176 Photronics Inc ^^*                                           284,188
     10,893 Power Integrations Inc ^^*                                   234,962
      5,603 Rudolph Technologies Inc ^^*                                  80,291
     58,440 Skywork Solutions Inc ^^*                                    430,703
      6,941 Standard Microsystems Corp*                                  162,281
      4,757 Supertex Inc*                                                 84,009
      8,861 Ultratech Inc ^^*                                            162,156
     13,654 Varian Semiconductor Equipment Associates Inc*               505,198
                                                                      $5,286,122

ENGINEERING & CONSTRUCTION --- .83%
      5,817 EMCOR Group Inc*                                             284,451
      9,925 Insituform Technologies Inc Class A*                         159,098
     28,744 Shaw Group Inc*                                              618,283
     15,914 URS Corp*                                                    594,388
                                                                      $1,656,220

FINANCIAL SERVICES --- 2.48%
      7,754 Anchor Bancorp Wisconsin Inc                                 234,636
     19,800 BankAtlantic Bancorp Inc Class B                             375,210
     10,481 BankUnited Financial Corp                                    283,406
     22,880 Brookline Bancorp Inc ^^                                     372,029
     14,220 Commercial Federal Corp                                      478,930
     12,435 Dime Community Bancshares ^^                                 189,012
      8,833 Downey Financial Corp (1)                                    646,576
      6,485 Financial Federal Corp ^^                                    250,580
      6,134 FirstFed Financial Corp ^^*                                  365,648
     17,514 Flagstar Bancorp Inc ^^                                      331,540
     26,535 Fremont General Corp ^^                                      645,597
     11,360 MAF Bancorp Inc                                              484,277
      8,610 Sterling Financial Corp*                                     322,014
                                                                      $4,979,455

FOOD & BEVERAGES --- 1.19%
      6,842 American Italian Pasta Co Class A ^^                         143,819
     13,762 Flowers Foods Inc                                            486,624
     12,394 Hain Celestial Group Inc ^^*                                 241,683
      2,958 J&J Snack Foods Corp                                         154,851
     10,525 Lance Inc                                                    181,135
      4,500 Peets Coffee & Tea Inc ^^*                                   148,680
     11,060 Ralcorp Holdings Inc                                         455,119
      5,800 Sanderson Farms Inc ^^                                       263,552
     11,200 TreeHouse Foods Inc*                                         319,312
                                                                      $2,394,775

GOLD, METALS & MINING --- 2.16%
      4,742 AM Castle & Co*                                               73,311
      9,600 AMCOL International Corp                                     180,384
     10,649 Aleris International Inc*                                    240,135
      7,100 Brush Engineered Materials Inc ^^*                           101,246
      9,200 Carpenter Technology Corp                                    476,560
     10,245 Century Aluminum Co ^^*                                      208,998
      8,130 Cleveland-Cliffs Inc ^^                                      469,589
     22,458 Commercial Metals Co                                         534,950
     28,562 Massey Energy Co (1) ^^                                    1,077,359
      9,415 Quanex Corp ^^                                               499,089
      8,225 RTI International Metals Inc ^^*                             258,347
      9,272 Ryerson Tull Inc ^^                                          132,311
      4,498 Steel Technologies Inc ^^                                     76,016
                                                                      $4,328,295

HARDWARE & TOOLS --- .75%
     13,942 Florida Rock Industries Inc (1)                            1,022,646
      9,895 Griffon Corp*                                                219,669
      6,420 Universal Forest Products Inc ^^                             266,109
                                                                      $1,508,424

HEALTH CARE RELATED --- 4.94%
     18,988 AMERIGROUP Corp*                                             763,318
     18,455 Accredo Health Inc (1)*                                      837,857
     10,967 AmSurg Corp ^^*                                              303,676
      5,700 Amedisys Inc ^^*                                             209,646
     12,280 American Healthways Inc ^^*                                  519,076
     15,570 Centene Corp*                                                522,841
     12,392 Cerner Corp (1) ^^*                                          842,284
      9,378 Chemed Corp                                                  383,373
      9,730 Cross Country Healthcare Inc ^^*                             165,410
      8,354 Cryolife Inc*                                                 64,827
     15,799 Dendrite International Inc*                                  218,026
      8,600 Gentiva Health Services Inc*                                 153,596
     24,152 Hooper Holmes Inc                                            100,231
      6,700 LCA-Vision Inc ^^                                            324,682
      6,500 LabOne Inc*                                                  258,765
     13,347 NDCHealth Corp ^^                                            239,846
     12,725 Odyssey Healthcare Inc ^^*                                   183,495
      9,651 PAREXEL International Corp*                                  191,572
      8,503 Pediatrix Medical Group Inc*                                 625,311
     19,662 Pharmaceutical Product Development Inc (1)*                  921,361
      6,218 RehabCare Group Inc ^^*                                      166,207
      6,400 SFBC International Inc ^^*                                   247,232
      9,962 Sierra Health Services Inc*                                  711,885
      7,114 Sunrise Senior Living Inc ^^*                                384,014
     10,750 United Surgical Partners International Inc*                  559,860
                                                                      $9,898,391

HOMEBUILDING --- 2.54%
     28,041 Champion Enterprises Inc ^^*                                 278,728
     14,116 MDC Holdings Inc (1)                                       1,161,041
      9,100 Meritage Homes Corp (1) ^^*                                  723,450
      2,100 NVR Inc (1)*                                               1,697,393
      2,822 Skyline Corp                                                 112,682
     12,664 Standard Pacific Corp (1)                                  1,113,799
                                                                      $5,087,093

HOTELS/MOTELS --- .11%
     10,262 Marcus Corp                                                  217,760
                                                                        $217,760

HOUSEHOLD GOODS --- 1.01%
      8,248 Applica Inc*                                                  26,641
      4,036 Bassett Furniture Industries Inc                              76,119
      5,030 Department 56 Inc*                                            51,558
      5,362 Enesco Group Inc*                                             16,032
     12,924 Ethan Allen Interiors Inc ^^                                 433,083
     10,009 Fedders Corp ^^                                               22,020
     18,414 Interface Inc*                                               148,233
     19,298 La-Z-Boy Inc ^^                                              281,172
      5,083 Libbey Inc                                                    80,362
      2,167 National Presto Industries Inc                                95,500
      6,182 Russ Berrie & Co Inc                                          79,191
     16,250 Spectrum Brands Inc*                                         536,250
      6,156 WD-40 Co                                                     171,937
                                                                      $2,018,098

INSURANCE RELATED --- 2.56%
     11,122 Delphi Financial Group Inc Class A                           491,036
     13,222 Hilb Rogal & Hobbs Co                                        454,837
      7,700 Infinity Property & Casualty Corp                            268,576
      6,738 LandAmerica Financial Group Inc                              400,035
      7,812 Philadelphia Consolidated Holding Corp*                      662,145
      9,450 Presidential Life Corp                                       161,690
     10,900 ProAssurance Corp*                                           455,184
      8,622 RLI Corp                                                     384,541
      3,649 SCPIE Holdings Inc*                                           41,562
     10,565 Selective Insurance Group Inc ^^                             523,496
      6,759 Stewart Information Services Corp                            283,878
     15,067 UICI ^^                                                      448,545
      8,308 Zenith National Insurance Corp                               563,781
                                                                      $5,139,306

INVESTMENT BANK/BROKERAGE FIRM --- .33%
     15,600 Investment Technology Group Inc*                             327,912
      7,610 Piper Jaffray Cos Inc*                                       231,572
      5,858 SWS Group Inc                                                100,640
                                                                        $660,124

LEISURE & ENTERTAINMENT --- 2.36%
      4,867 4Kids Entertainment Inc ^^*                                   96,756
      6,874 Action Performance Cos Inc ^^                                 60,629
      5,816 Arctic Cat Inc                                               119,402
     10,484 Argosy Gaming Co*                                            488,659
     12,945 Aztar Corp*                                                  443,366
     12,655 Bally Total Fitness ^^*                                       41,002
      9,904 JAKKS Pacific Inc ^^*                                        190,256
     17,604 K2 Inc*                                                      223,219
      6,160 Meade Instruments Corp*                                       17,186
     10,100 Multimedia Games Inc ^^*                                     111,201
     11,735 Nautilus Group Inc ^^                                        334,448
     15,012 Pinnacle Entertainment Inc*                                  293,635
     15,886 Polaris Industries Inc (1)                                   857,844
     19,541 SCP Pool Corp                                                685,694
     13,027 Shuffle Master Inc ^^*                                       365,147
      8,900 Sturm Ruger & Co Inc                                          74,493
      9,723 WMS Industries Inc ^^*                                       328,151
                                                                      $4,731,088

MACHINERY --- 4.84%
     11,784 Albany International Corp Class A                            378,384
      6,866 Astec Industries Inc*                                        159,223
      7,933 Barnes Group Inc                                             262,582
     19,128 Briggs & Stratton Corp                                       662,211
     19,170 CLARCOR Inc                                                  560,723
      6,460 CUNO Inc*                                                    461,502
      9,373 Gardner Denver Inc*                                          328,805
     18,960 IDEX Corp                                                    732,046
     18,882 JLG Industries Inc                                           518,877
     10,429 Kaydon Corp ^^                                               290,448
      4,291 Lindsay Manufacturing Co ^^                                  101,182
      5,902 Lydall Inc*                                                   50,875
     11,189 Manitowoc Co Inc                                             458,973
     16,419 Milacron Inc ^^*                                              31,032
     13,592 Mueller Industries Inc                                       368,343
     13,832 Oshkosh Truck Corp (1)                                     1,082,769
     11,088 Reliance Steel & Aluminum Co                                 411,032
      4,845 Robbins & Myers Inc ^^                                       104,216
     10,734 Stewart & Stevenson Services Inc                             243,232
      5,557 Thomas Industries Inc                                        222,058
     33,956 Timken Co (1)                                                784,384
     15,972 Toro Co                                                      616,679
      7,563 Valmont Industries Inc                                       195,125
     11,551 Wabash National Corp ^^                                      279,881
     10,727 Watts Water Technologies Inc                                 359,247
      5,494 Wolverine Tube Inc*                                           32,250
                                                                      $9,696,079

MEDICAL PRODUCTS --- 6.01%
      7,400 Advanced Neuromodulation Systems Inc*                        293,632
     23,078 American Medical Systems Holdings Inc*                       476,561
      4,673 Analogic Corp                                                235,145
      9,024 ArthroCare Corp ^^*                                          315,299
      8,600 BioLase Technology Inc ^^                                     54,352
      6,305 Biosite Inc*                                                 346,712
     10,925 CONMED Corp*                                                 336,162
     16,381 Cooper Cos Inc (1)                                           996,948
      8,400 Cyberonics Inc ^^*                                           364,476
      7,400 DJ Orthopedics Inc*                                          202,982
      5,080 Datascope Corp                                               169,418
      9,828 Diagnostic Products Corp ^^                                  465,159
      9,760 Haemonetics Corp*                                            396,646
      8,050 Hologic Inc ^^*                                              319,988
      5,085 ICU Medical Inc ^^*                                          163,584
     12,108 IDEXX Laboratories Inc*                                      754,692
     16,850 Immucor Inc*                                                 487,808
      9,272 Integra LifeSciences Holdings ^^*                            270,742
      9,522 Intermagnetics General Corp*                                 292,897
     11,744 Invacare Corp                                                520,964
      4,200 Kensey Nash Corp ^^*                                         127,008
     13,892 Mentor Corp                                                  576,240
      9,800 Merit Medical Systems Inc*                                   151,018
      6,370 Osteotech Inc*                                                23,442
     10,440 PolyMedica Corp ^^                                           372,290
      6,404 Possis Medical inc ^^*                                        64,873
     12,992 ResMed Inc (1)*                                              857,342
     26,606 Respironics Inc (1)*                                         960,743
      6,173 SurModics Inc ^^*                                            267,723
     14,869 Sybron Dental Specialties Inc*                               559,372
     11,844 Theragenics Corp*                                             38,138
     11,023 Viasys Healthcare Inc*                                       249,010
      3,419 Vital Signs Inc                                              148,111
      8,020 Wilson Greatbatch Technologies Inc ^^*                       191,678
                                                                     $12,051,155

OFFICE EQUIPMENT & SUPPLIES --- .64%
     16,686 Brady Corp Class A                                           517,266
      6,096 Imagistics International Inc*                                170,688
     12,315 United Stationers Inc*                                       604,667
                                                                      $1,292,621

OIL & GAS --- 6.45%
      5,062 Atwood Oceanics Inc*                                         311,617
     18,215 Cabot Oil & Gas Corp Class A                                 632,061
     14,355 Cal Dive International Inc*                                  751,771
      5,403 Carbo Ceramics Inc                                           426,621
     30,180 Cimarex Energy Co ^^*                                      1,174,304
      4,485 Dril-Quip Inc*                                               130,110
     20,340 Frontier Oil Corp ^^                                         596,979
      8,001 Hydril Co*                                                   434,854
     25,128 Input/Output Inc ^^*                                         157,804
     11,149 Lone Star Technologies Inc*                                  507,280
     15,966 Maverick Tube Corp ^^*                                       475,787
      9,638 Oceaneering International Inc*                               372,509
      8,708 Offshore Logistics Inc*                                      285,971
      6,900 Penn Virginia Corp                                           308,223
      6,200 Petroleum Development Corp*                                  197,470
      9,577 Remington Oil & Gas Corp ^^*                                 341,899
      6,880 SEACOR SMIT Inc*                                             442,384
     27,132 Southwestern Energy Co (1)*                                1,274,661
     11,324 Spinnaker Exploration Co ^^*                                 401,889
     21,278 St Mary Land & Exploration Co ^^                             616,636
      9,499 Stone Energy Corp ^^*                                        464,501
     10,520 Swift Energy Co ^^*                                          376,826
      8,376 TETRA Technologies Inc*                                      266,776
     15,547 Unit Corp*                                                   684,223
     12,579 Veritas DGC Inc*                                             348,941
     22,578 Vintage Petroleum Inc                                        687,952
     10,334 W-H Energy Services Inc*                                     257,627
                                                                     $12,927,676

PAPER & FOREST PRODUCTS --- .67%
     12,347 Buckeye Technologies Inc*                                     98,406
     10,651 Caraustar Industries Inc*                                    111,836
      7,316 Chesapeake Corp                                              153,197
      4,556 Deltic Timber Corp                                           173,265
      5,500 Neenah Paper Inc ^^                                          170,335
      6,046 Pope & Talbot Inc                                             67,111
     12,336 Rock-Tenn Co Class A                                         156,050
      5,592 Schweitzer-Mauduit International Inc                         174,079
     19,200 Wausau Paper Corp                                            230,016
                                                                      $1,334,295

PERSONAL LOANS --- .23%
     10,822 Cash America International Inc                               217,739
      7,890 Rewards Network Inc ^^*                                       42,606
      6,900 World Acceptance Corp*                                       207,345
                                                                        $467,690

PHARMACEUTICALS --- .95%
     17,494 Alpharma Inc Class A                                         253,138
      5,500 Bradley Pharmaceuticals Inc ^^*                               59,125
     12,900 Connetics Corp*                                              227,556
     26,588 MGI Pharma Inc*                                              578,555
     20,156 Medicis Pharmaceutical Corp Class A ^^                       639,550
      8,690 Noven Pharmaceuticals Inc*                                   151,901
                                                                      $1,909,825

POLLUTION CONTROL --- .32%
     17,348 Waste Connections Inc*                                       646,907
                                                                        $646,907

PRINTING & PUBLISHING --- .51%
     12,689 Bowne & Co Inc ^^                                            183,483
      4,770 Consolidated Graphics Inc*                                   194,473
     10,202 John H Harland Co                                            387,676
      9,794 Standard Register Co                                         154,843
      4,775 Thomas Nelson Inc                                            103,904
                                                                      $1,024,379

RAILROADS --- .31%
     30,345 Kansas City Southern ^^*                                     612,362
                                                                        $612,362

REAL ESTATE --- 3.84%
     11,600 Acadia Realty Trust REIT                                     216,340
     11,800 CRT Properties Inc REIT                                      322,140
     15,813 Capital Automotive REIT ^^                                   603,582
     14,721 Colonial Properties Trust REIT ^^                            647,724
     19,400 Commercial Net Lease Realty Inc REIT                         397,118
      8,200 EastGroup Properties Inc REIT                                345,302
      9,500 Entertainment Properties REIT                                437,000
      8,567 Essex Property Trust REIT                                    711,575
     10,907 Gables Residential Trust                                     471,510
     13,405 Glenborough Realty Trust Inc REIT                            276,009
     10,746 Kilroy Realty Corp REIT ^^                                   510,328
     18,280 Lexington Corporate Properties Trust REIT ^^                 444,387
     19,323 New Century Financial Corp REIT ^^                           994,168
      5,200 Parkway Properties Inc REIT                                  260,052
     17,376 Shurgard Storage Centers Inc REIT (1)                        798,601
      6,000 Sovran Self Storage Inc REIT ^^                              272,760
                                                                      $7,708,596

RESTAURANTS --- 2.62%
     13,070 CEC Entertainment Inc*                                       550,116
      7,430 IHOP Corp                                                    322,388
     13,107 Jack In The Box Inc*                                         497,017
      7,593 Landry's Seafood Restaurants Inc ^^                          228,473
      7,130 Lone Star Steakhouse & Saloon Inc                            216,823
      8,192 O'Charley's Inc*                                             144,671
      9,689 PF Changs China Bistro Inc ^^*                               571,457
     11,486 Panera Bread Co Class A ^^*                                  713,108
      5,261 Papa John's International Inc*                               210,282
     12,707 Rare Hospitality International Inc*                          387,182
     15,510 Ryan's Restaurant Group Inc*                                 217,295
     22,380 Sonic Corp*                                                  683,261
     10,292 Steak N Shake Co*                                            191,637
     20,980 Triarc Cos Inc ^^                                            311,763
                                                                      $5,245,473

RETAIL --- 6.29%
     16,465 Aaron Rents Inc                                              409,814
      5,143 Building Materials Holding Corp                              356,358
     11,789 Burlington Coat Factory Warehouse Corp                       502,683
     18,570 Casey's General Stores Inc                                   368,057
     11,667 Cato Corp Class A                                            240,924
      7,870 Children's Place*                                            367,293
     13,224 Christopher & Banks Corp ^^                                  241,470
      8,183 Cost Plus Inc*                                               204,084
      9,626 Dress Barn Inc ^^*                                           217,836
      6,740 Electronics Boutique Holdings Corp ^^*                       427,923
     14,777 Freds Inc ^^                                                 245,003
     19,200 GameStop Corp*                                               574,080
      8,398 Genesco Inc*                                                 311,482
      9,737 Goody's Family Clothing Inc                                   71,810
     10,474 Great Atlantic & Pacific Tea Co Inc*                         304,374
      8,756 Group 1 Automotive Inc ^^*                                   210,494
      9,630 Guitar Center Inc ^^*                                        562,103
     11,551 Gymboree Corp*                                               157,787
      7,066 Hancock Fabrics Inc                                           46,918
      8,435 Haverty Furniture Inc                                        124,669
      8,800 Hibbett Sporting Goods Inc*                                  332,992
     16,644 Hot Topic Inc ^^*                                            318,233
     17,941 Insight Enterprises Inc ^^*                                  362,049
      6,957 J Jill Group Inc*                                             95,659
      8,546 Jo-Ann Stores Inc*                                           225,529
     16,789 Linens 'n Things Inc*                                        397,228
     12,100 Longs Drug Stores Corp ^^                                    520,905
     19,131 Men's Wearhouse Inc*                                         658,663
     10,680 Movie Gallery Inc ^^                                         282,272
     20,606 Pep Boys - Manny Moe & Jack ^^                               279,005
     13,400 Select Comfort Corp ^^*                                      287,162
     11,209 ShopKo Stores Inc*                                           272,491
     13,300 Sonic Automotive Inc                                         282,758
      6,700 Stage Stores Inc ^^*                                         292,120
     12,809 Stein Mart Inc                                               281,798
      8,350 TBC Corp*                                                    226,536
     12,293 Too Inc*                                                     287,287
     13,268 Tractor Supply Co*                                           651,459
     18,982 Zale Corp ^^*                                                601,540
                                                                     $12,600,848

SHOES --- .66%
      6,843 Brown Shoe Co Inc                                            267,903
     11,176 K-Swiss Inc ^^                                               361,432
     13,404 Stride Rite Corp                                             184,841
     21,477 Wolverine World Wide Inc                                     515,663
                                                                      $1,329,839

SPECIALIZED SERVICES --- 3.63%
     16,619 ABM Industries Inc                                           324,071
     11,603 ADVO Inc                                                     369,556
      8,704 Administaff Inc ^^                                           206,807
      3,343 Angelica Corp ^^                                              81,937
     11,663 Arbitron Inc                                                 500,343
      5,791 CDI Corp                                                     126,939
      2,835 CPI Corp                                                      51,172
      8,465 Carreker Corp*                                                46,388
     11,685 Central Parking Corp                                         160,669
      9,362 Coinstar Inc*                                                212,424
      7,804 G&K Services Inc Class A                                     294,445
     13,311 Global Payments Inc (1)                                      902,486
      8,400 Healthcare Services Group Inc                                168,672
      7,197 Heidrick & Struggles International Inc*                      187,698
      6,490 Intrado Inc*                                                  97,090
     19,480 Labor Ready Inc*                                             454,079
      5,488 Mobile Mini Inc*                                             189,226
     11,930 NCO Group Inc ^^*                                            258,046
      9,316 On Assignment Inc*                                            46,394
     15,905 PRG-Schultz International Inc*                                44,852
      7,116 Pegasus Solutions Inc ^^*                                     79,343
      5,065 Pre-Paid Legal Services Inc ^^                               226,152
      5,741 SOURCECORP Inc*                                              113,787
      8,432 School Specialty Inc ^^*                                     392,088
     22,830 Spherion Corp ^^*                                            150,678
      4,687 StarTek Inc                                                   76,961
     20,972 Tetra Tech Inc*                                              283,751
      3,647 Vertrue Inc ^^*                                              142,087
      8,300 Viad Corp ^^                                                 235,222
      4,318 Volt Information Sciences Inc*                               102,466
     12,154 Watson Wyatt & Co Holdings                                   311,507
     16,743 eFunds Corp*                                                 301,207
      3,900 iPayment Holdings Inc*                                       142,428
                                                                      $7,280,971

TELEPHONE & TELECOMMUNICATIONS --- .26%
      7,830 Commonwealth Telephone Enterprises Inc                       328,155
     18,720 General Communication Inc Class A ^^*                        184,766
      1,060 Metrocall Inc (rights) @*                                          0
                                                                        $512,921

TEXTILES --- 1.43%
      5,118 Ashworth Inc*                                                 46,113
     17,200 Finish Line Inc                                              325,424
     20,902 Fossil Inc ^^*                                               474,475
      2,351 Haggar Corp                                                   47,843
     10,348 Kellwood Co ^^                                               278,361
      4,381 OshKosh B'Gosh Inc Class A ^^                                113,862
      5,702 Oxford Industries Inc                                        245,471
     11,802 Phillips-Van Heusen Corp ^^                                  385,807
     43,380 Quiksilver Inc*                                              693,212
     12,210 Russell Corp                                                 249,695
                                                                      $2,860,263

TOBACCO --- .10%
     32,428 Alliance One International Inc                               194,892
                                                                        $194,892

TRANSPORTATION --- 1.20%
      8,941 Arkansas Best Corp ^^                                        284,413
     22,576 Heartland Express Inc                                        438,652
      8,827 Kirby Corp*                                                  398,098
     17,502 Knight Transportation Inc ^^                                 425,824
     22,152 Landstar System Inc*                                         667,218
      7,000 Old Dominion Freight Line Inc*                               187,810
                                                                      $2,402,015

UTILITIES --- 3.17%
     29,654 Atmos Energy Corp                                            854,035
     17,951 Avista Corp                                                  333,709
      4,179 Cascade Natural Gas Corp                                      85,670
     27,262 Energen Corp (1)                                             955,533
      7,816 Laclede Group Inc                                            248,236
     10,156 New Jersey Resources Corp                                    490,027
     10,248 Northwest Natural Gas Co                                     391,884
     28,518 Piedmont Natural Gas Co Inc ^^                               685,002
     36,104 Southern Union Co (1)                                        886,353
     13,921 Southwest Gas Corp                                           355,125
     38,532 UGI Corp (1)                                               1,075,043
                                                                      $6,360,617

WATER --- .09%
      6,269 American States Water Co                                     184,121
                                                                        $184,121

TOTAL COMMON STOCK --- 96.83%                                       $194,129,501
(Cost $158,780,045)

SHORT-TERM INVESTMENTS

Par Value ($)
Value ($)
--------------------------------------------------------------------------------

  5,815,000 Freddie Mac                                                5,815,000
               2.586%, July 1, 2005
    100,000 United States of America (1)                                  99,063
               3.128%, November 10, 2005
    450,000 United States of America (1)                                 445,008
               3.067%, October 20, 2005

TOTAL SHORT-TERM INVESTMENTS --- 3.17%                                $6,359,071
(Cost $6,359,071)

TOTAL MAXIM INDEX 600 PORTFOLIO --- 100%                            $200,488,572
(Cost $165,139,116)

Legend
* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures @ Security has no market value at June 30, 2005. REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at June 30, 2005. See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Index 600 Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's SmallCap 600 Stock Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2005, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $29,498,797 and $21,747,438 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2005, the U.S. Federal income tax cost basis was $165,941,474. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $42,537,160 and gross depreciation of securities in which there was an excess of tax cost over value of $7,990,062 resulting in net appreciation of $34,547,098.

5. FUTURES CONTRACTS

      As of June 30, 2005, the Portfolio had 21 open Russell 2000 futures contracts. The contracts expire in September 2005 and the Portfolio has recorded unrealized appreciation of $162,731.

6. SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2005, the Portfolio had securities on loan valued at $41,586,977 and received collateral of $41,717,749 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio. The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year.

8. FUND ACQUISITION

      On June 25, 2004, the Portfolio acquired all the net assets of the Orchard Index 600 Fund pursuant to a plan of reorganization approved by the shareholders of the Orchard Index 600 Fund on June 1, 2004. The acquisition was accomplished by a tax-free exchange of 352,421 shares of the Portfolio (valued at $3,221,132) for the 350,589 shares of the Orchard Index 600 Fund outstanding on June 25, 2004. The Orchard Index 600 Fund's net assets at that date ($3,221,132), including $138,370 of unrealized appreciation, were combined with those of the Portfolio. The aggregate net assets of the Portfolio and the Orchard Index 600 Fund immediately before the acquisition were $146,560,954 and $3,221,132, respectively.

                                      * * *

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 27, 2005 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Ariel Capital Management, Inc.; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.); Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; Standish Mellon Asset Management LLC; T. Rowe Price Associates, Inc.; and Templeton Investment Counsel, LLC.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 30, 2005, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio and performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance. The Board considered and concluded that, as to each Portfolio other than the "Affected Portfolios" discussed below, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. As to the Affected Portfolios, the Board concluded that the investment performance was sufficient to support renewal of the contracts while MCM considered and presented to the Board other options. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2004, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds, and in cases where a Portfolio significantly underperformed reviewed the measures that were being undertaken to improve performance.

Costs and Profitability. The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and the Sub-Advisers. Some Sub-Advisers were unwilling or unable to provide this information because the information was considered proprietary or could not be reasonably obtained without undue expense. The Board considered the total fees paid to each Sub-Adviser and concluded, in light of the arms-length relationships between MCM and each Sub-Adviser and the level of fees paid, profitability to each Sub-Adviser was not unreasonable. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors. Based upon its evaluation, the Board concluded that the profitability to MCM was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors. The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

At a meeting held June 13, 2005, the Fund's Board, including the Independent Directors, approved the retention of three new sub-advisors (the "New Sub-Advisers," each a "New Sub-Adviser") and sub-advisory agreements for each sub-adviser, each to replace the existing sub-advisers for the Maxim Global Bond, Maxim Templeton(R) International Equity and Maxim MFS(R) Small-Cap Growth Portfolios (the "Affected Portfolios") as follows:

Affected Portfolio                       Previous Sub-Adviser                   New Sub-Adviser
------------------                       --------------------                   ---------------
Maxim Global Bond Portfolio              Standish Mellon Asset Management, LLC  Franklin Advisors, Inc.

Maxim Templeton(R) International Equity  Templeton Investment Counsel, LLC      Alliance Capital Management L.P.
Portfolio

Maxim MFS(R) Small-Cap Growth Portfolio  Massachusetts Financial Services       Trusco Capital Management, Inc.
                                         Company

The New Sub-Advisors began providing management services to the Affected Portfolios effective July 5, 2005.

Investment Performance. In the March 30, 2005 meeting of the Independent Directors and the April 27, 2005 meeting of Board, the Directors had noted that the performance of each of the Affected Portfolios had a percentile ranking at 35% or below on 1-year, 3-year, 5-year and 10-year basis(1), other than the Maxim MFS(R) Small-Cap Growth Portfolio which had a percentile ranking of 51% on a 10-year basis, but was below 35% for all other periods. As a result, MCM conducted a search for replacement sub-advisers for the Portfolios and presented proposed new sub-advisers at the June 13, 2005 meeting.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services to be provided by each New Sub-Adviser. In this regard, the Board considered, among other things, each New Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Affected Portfolios, obligation to consult as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Affected Portfolios. The Board also considered each New Sub-Adviser's reputation for management of their specific investment strategies, and each New Sub-Adviser's overall financial condition, technical resources, and operational capabilities. The Board also considered each New Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Affected Portfolios and procedures the New Sub-Advisers use for obtaining best execution for transactions in the Affected Portfolios.

Management Fees and Expenses. The Board considered and reviewed the current management fees and expenses for each Affected Portfolio, noting that the current management fees for each of the Affected Portfolios would remain the same since MCM is responsible for compensating the New Sub-Advisers. In addition, the Board noted that, in the case of the Maxim Templeton(R) International Equity Portfolio, MCM has voluntarily agreed to lower the Portfolio's cap on total annual operating expenses, including the management fee paid to MCM of 1.00%, from 1.50% to 1.20%. Accordingly, the management fee for this Portfolio will remain 1.00%; however, the maximum amount of other expenses assessable to the Portfolio will be reduced from 0.50% to 0.20%. MCM may terminate this lower expense cap at any time.

The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to each of the Affected Portfolios. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by the New Sub-Advisers. The Board also considered each Affected Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Affected Portfolio. Based on the information provided, the Board concluded that the total expenses of the Affected Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Affected Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

Other Factors. The Board also considered and reviewed questionnaires completed by each New Sub-Adviser, each New Sub-Adviser's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies The Board also took into account the fact that the Affected Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.

Affected Portfolio Name Change. In connection with the Sub-Adviser change, the name of two of the Affected Portfolios was changed. The Maxim Templeton(R) International Equity Portfolio name was changed to the Maxim Bernstein International Equity Portfolio. The Maxim MFS(R) Small-Cap Growth Portfolio name was changed to the Maxim Trusco Small-Cap Growth Portfolio. The Maxim Global Bond Portfolio name is unchanged.

--------
(1) A percentile ranking of 100% represents the best in class performance whereas 0% represents the lowest.



                                      * * *

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.


By:      /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
         /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


         By: /s/ G.R. McDonald
         G. R. McDonald
         Treasurer

Date:    August 24, 2005